UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 45,715	$ 74,037
Trade and other receivables (Note 5)	53,308	55,209
Income taxes receivable	1,644	881
Prepaids and deposits	9,364	11,701
Contract costs, net	10,327	9,696
Total current assets	120,358	151,524
Non-current assets:
Contract costs, net	17,099	15,095
Deferred tax asset	20,434	20,026
Right-of-use assets, net (Note 6)	5,619	2,387
Property and equipment, net (Note 7)	1,875	2,045
Intangible assets, net (Note 8)	23,661	1,029
Goodwill (Note 9)	53,670	14,541
Total assets	242,716	206,647
Current liabilities:
Trade and other payables	40,623	35,960
Income taxes payable	2,393	966
Deferred revenue	94,452	85,465
Provisions	194	787
Lease obligations (Note 6)	1,941	621
Contingent consideration	3,327	0
Acquisition holdback payables	2,580	0
Total current liabilities	145,510	123,799
Non-current liabilities:
Deferred revenue	1,837	2,568
Lease obligations (Note 6)	3,877	1,939
Employee benefit obligations	2,746	3,587
Deferred tax liability	1,102	663
Borrowings	87,950	0
Total liabilities	243,022	132,556
Shareholders’ equity (deficiency)
Share capital (Note 11)	212,778	244,605
Contributed surplus	22,644	20,949
Accumulated other comprehensive loss	(5,261)	(7,427)
Deficit	(230,467)	(184,036)
Total equity	(306)	74,091
Total liabilities and equity	$ 242,716	$ 206,647